Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

CONTACT INFORMATION

Depositor	Citigroup Mortgage Loan Trust Inc.
390 Greenwich Street
New York, NY 10013

Underwriters	Citigroup Global Markets Inc.
390 Greenwich Street
New York, NY 10013
NatCity Investments, Inc.
1965 E. 6th Street
Cleveland, OH 44114

Indenture Trustee	U.S. Bank National Association
1 Federal Street, 3rd Floor
Boston, MA 02110

Servicer	National City Bank
1900 East Ninth Street
Cleveland, Ohio 44114-3484

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	4

Reconciliation Detail	5

Collateral Summary	6

Delinquency Information	9

Credit Enhancement	12

Other Information	13

Deal Contact:	Jennifer McCourt	Citibank, N.A.
	jennifer.mccourt@citigroup.com	Agency and Trust
	Tel: (212) 816-5680	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
IA	237,826,000.00	184,404,234.44	5.490000%	30 / 360	11/15 - 12/14	843,649.37	7,953,635.51	8,797,284.88	0.00	0.00	176,450,598.93
IIA1	548,391,000.00	365,001,227.79	5.360000%	30 / 360	11/15 - 12/14	1,630,338.82	29,689,745.30	31,320,084.12	0.00	0.00	335,311,482.49
IIA2	106,392,000.00	106,392,000.00	5.440000%	30 / 360	11/15 - 12/14	482,310.40	0.00	482,310.40	0.00	0.00	106,392,000.00
IIA3	129,678,000.00	129,678,000.00	5.510000%	30 / 360	11/15 - 12/14	595,438.15	0.00	595,438.15	0.00	0.00	129,678,000.00
N	0.00	0.00	5.450000%	30 / 360	11/15 - 12/14	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	7,581,191.78	7.320000%	30 / 360	11/15 - 12/14	46,245.27	364,448.29	410,693.56	0.00	0.00	7,216,743.49
C	6,753,844.53	6,752,920.49	247.523218%	30 / 360	11/01 - 11/30	1,392,920.51	0.00	1,392,920.51	0.00	0.00	6,752,920.49
R	0.00	0.00	0.000000%	-		0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	799,809,574.50				4,990,902.52	38,007,829.10	42,998,731.62	0.00	0.00	761,801,745.40

Reports Available at www.sf.citidirect.com	Page 2 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE

Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(5/2 x 1000)	(6/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)
IA	172978AA6	12/14/2006	775.374578	3.547339	33.443087	36.990425	0.000000	0.000000	741.931492
IIA1	172978AB4	12/14/2006	665.585737	2.972950	54.139738	57.112688	0.000000	0.000000	611.445998
IIA2	172978AC2	12/14/2006	1,000.000000	4.533333	0.000000	4.533333	0.000000	0.000000	1,000.000000
IIA3	17298AD0	12/14/2006	1,000.000000	4.591667	0.000000	4.591667	0.000000	0.000000	1,000.000000
N	172978AH1	11/30/2006	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
M	172978AE8	12/14/2006	768.104537	4.685438	36.924852	41.610290	0.000000	0.000000	731.179685
C	172978AG3	11/30/2006	999.863183	206.241127	0.000000	206.241127	0.000000	0.000000	999.863183

Reports Available at www.sf.citidirect.com	Page 3 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Interest Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
IA	184,404,234.44	5.49000%	0.00000%	30 / 360	843,649.37	0.00	0.00	0.00	843,649.37	0.00	843,649.37	0.00
IIA1	365,001,227.79	5.36000%	0.00000%	30 / 360	1,630,338.82	0.00	0.00	0.00	1,630,338.82	0.00	1,630,338.82	0.00
IIA2	106,392,000.00	5.44000%	0.00000%	30 / 360	482,310.40	0.00	0.00	0.00	482,310.40	0.00	482,310.40	0.00
IIA3	129,678,000.00	5.51000%	0.00000%	30 / 360	595,438.15	0.00	0.00	0.00	595,438.15	0.00	595,438.15	0.00
N	0.00	5.45000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	7,581,191.78	7.32000%	0.00000%	30 / 360	46,245.27	0.00	0.00	0.00	46,245.27	0.00	46,245.27	0.00
C	6,752,920.49	247.52322%	0.00000%	30 / 360	1,392,920.51	0.00	0.00	0.00	1,392,920.51	0.00	1,392,920.51	0.00
R	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	799,809,574.50				4,990,902.52	0.00	0.00	0.00	4,990,902.52	0.00	4,990,902.52	0.00

Principal Distribution Detail

DISTRIBUTION IN DOLLARS

Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
IA	237,826,000.00	184,404,234.44	7,953,635.51	0.00	0.00	0.00	176,450,598.93	0.00
IIA1	548,391,000.00	365,001,227.79	29,689,745.30	0.00	0.00	0.00	335,311,482.49	0.00
IIA2	106,392,000.00	106,392,000.00	0.00	0.00	0.00	0.00	106,392,000.00	0.00
IIA3	129,678,000.00	129,678,000.00	0.00	0.00	0.00	0.00	129,678,000.00	0.00
N	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M	9,870,000.00	7,581,191.78	364,448.29	0.00	0.00	0.00	7,216,743.49	0.00
C	6,753,844.53	6,752,920.49	0.00	0.00	0.00	0.00	6,752,920.49	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,038,910,844.53	799,809,574.50	38,007,829.10	0.00	0.00	0.00	761,801,745.40	0.00

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Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Interest Collected	5,821,296.16
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Interest Charge Offs	(20,456.89)
Total Interest Funds Available:		5,800,839.27
Principal Funds Available
Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	35,046,248.79
Net Liquidation Proceeds	0.00
Repurchased Principal	4,641,064.00
Substitution Principal	0.00
Other Principal	14,498,537.33
Advances	(16,589,522.58)
Total Principal Funds Available:		37,596,327.54
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	0.00
Other Charges	0.00
Total Other Funds Available:		0.00
Total Funds Available		43,397,166.81

ALLOCATION OF FUNDS

Scheduled Fees
Insurance Premium	68,729.10
Master Servicing Fee	0.00
Servicing Fee	329,706.09
Trustee Fee	0.00
Total Scheduled Fees:		398,435.19
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Total Additional Fees, Expenses, etc.:		0.00
Distribution to Certificateholders
Interest Distribution	4,990,902.52
Principal Distribution	38,007,829.10
Total Distribution to Certificateholders:		42,998,731.62
Total Funds Allocated		43,397,166.81

Reports Available at www.sf.citidirect.com	Page 5 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 1

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current
Aggregate Stated Principal Balance	241,678,057.22	189,894,373.68	181,813,746.48

Loan Count	6,054	4,993	4,785

Weighted Average Coupon Rate (WAC)	8.050626%	8.767090%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.597359%	8.273302%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	7,707,186.96
Net Liquidation Proceeds	0.00
Repurchased Principal	636,353.87
Substitution Principal	0.00
Advances	(3,374,428.17)
Other Principal	3,093,956.13
TOTAL AVAILABLE PRINCIPAL	8,063,068.79

Current Realized Losses	18,491.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	123,226.02

AVAILABLE INTEREST

Interest Collected		1,387,350.77

Less:	Servicing Fee	78,139.67
	Insurance Premium	16,135.37
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	932.59
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		1,292,143.14

Reports Available at www.sf.citidirect.com	Page 6 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Group 2

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	797,232,787.31	609,915,200.82	579,987,998.92

Loan Count	11,987	9,888	9,503

Weighted Average Coupon Rate (WAC)	7.999767%	8.723729%	N/A

Net Weighted Average Coupon Rate (Net WAC)	7.548892%	8.228775%	N/A

AVAILABLE PRINCIPAL

Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	27,339,061.83
Net Liquidation Proceeds	0.00
Repurchased Principal	4,004,710.13
Substitution Principal	0.00
Advances	(13,215,094.41)
Other Principal	11,404,581.20
TOTAL AVAILABLE PRINCIPAL	29,533,258.75

Current Realized Losses	413,467.45
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	854,256.19

AVAILABLE INTEREST

Interest Collected		4,433,945.39

Less:	Servicing Fee	251,566.42
	Insurance Premium	52,593.73
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	19,524.30
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		4,110,260.94

Reports Available at www.sf.citidirect.com	Page 7 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Collateral Summary - Total

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	1,038,910,844.53	799,809,574.50	761,801,745.40

Loan Count	18,041	14,881	14,288

Weighted Average Coupon Rate (WAC)	8.011598%	8.734024%	N/A

Net Weighted Average Coupon Rate (WAC)	7.560167%	8.239347%	N/A

AVAILABLE PRINCIPAL
Scheduled Principal	0.00
Curtailments	0.00
Prepayments in Full	35,046,248.79
Net Liquidation Proceeds	0.00
Repurchased Principal	4,641,064.00
Substitution Principal	0.00
Advances	(16,589,522.58)
Other Principal	14,498,537.33
TOTAL AVAILABLE PRINCIPAL	37,596,327.54

Current Realized Losses	431,958.45
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	977,482.21

AVAILABLE INTEREST

Interest Collected		5,821,296.16

Less:	Servicing Fee	329,706.09
	Insurance Premium	68,729.10
	Trustee Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Interest Charge Offs	20,456.89
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		5,402,404.08

Reports Available at www.sf.citidirect.com	Page 8 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 1

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	827,998.13	142,797.90	157,681.60	1,128,477.63
Percentage of Total Pool Balance	0.4554%	0.0785%	0.0867%	0.6207%
Number of Loans	17	3	3	23
Percentage of Total Loans	0.3553%	0.0627%	0.0627%	0.4807%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	827,998.13	142,797.90	157,681.60	1,128,477.63
Percentage of Total Pool Balance	0.4554%	0.0785%	0.0867%	0.6207%
Number of Loans	17	3	3	23
Percentage of Total Loans	0.3553%	0.0627%	0.0627%	0.4807%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 9 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP 2

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	2,311,898.74	334,768.03	692,321.36	3,338,988.13
Percentage of Total Pool Balance	0.3986%	0.0577%	0.1194%	0.5757%
Number of Loans	23	5	7	35
Percentage of Total Loans	0.2420%	0.0526%	0.0737%	0.3683%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	2,311,898.74	334,768.03	692,321.36	3,338,988.13
Percentage of Total Pool Balance	0.3986%	0.0577%	0.1194%	0.5757%
Number of Loans	23	5	7	35
Percentage of Total Loans	0.2420%	0.0526%	0.0737%	0.3683%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 10 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Delinquency Information

GROUP TOTALS

	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance	3,139,896.87	477,565.93	850,002.96	4,467,465.76
Percentage of Total Pool Balance	0.4122%	0.0627%	0.1116%	0.5864%
Number of Loans	40	8	10	58
Percentage of Total Loans	0.2800%	0.0560%	0.0700%	0.4059%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Foreclosure
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	3,139,896.87	477,565.93	850,002.96	4,467,465.76
Percentage of Total Pool Balance	0.4122%	0.0627%	0.1116%	0.5864%
Number of Loans	40	8	10	58
Percentage of Total Loans	0.2800%	0.0560%	0.0700%	0.4059%
Principal and Interest Advances	N/A

Reports Available at www.sf.citidirect.com	Page 11 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Credit Enhancement

GROUP TOTALS

Required Overcollateralization Amount		6,752,920.49	0.8864%
Prior Overcollateralization Amount		6,752,920.49
Overcollateralization Decrease due to Realized Losses		(411,501.56)
Overcollateralization Deficiency Amount	411,501.56
Excess Spread Available for Overcollateralization Increase	411,501.56
Overcollateralization Increase Amount		411,501.56
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	37,596,327.54
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		6,752,920.49	0.8864%

Senior Enhancement Percentage			1.8338%

Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occurred and are there no Trigger Events in effect?)
Has the Stepdown Date Occurred?		No
(Has the Distribution Date in Dec 2008 passed or have the Class A Notes and Class N Certificates paid down to 0 and is the Senior Credit Enhancement Percentage > 2.25% ?)
Current Senior Credit Enhancement Percentage	1.8338%
Senior Notes Target Percentage	2.2500%
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event, a Cumulative Loss Trigger Event or Rapid Amortization Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	0.1671%
Target Percentage	3.0000%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0941%
Target Percentage	0.5000%
Is A Rapid Amortization Event in effect?		No

Reports Available at www.sf.citidirect.com	Page 12 of 13	© Copyright 2006 Citigroup

Distribution Date:	12/15/2006	Citigroup HELOC Trust 2006-NCB1

Other Information

Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased during the related Collection Period	4,641,064.00
Cumulative Aggregate Principal Balance of Helocs converted to a fixed loan rate and repurchased since Cutoff	53,539,778.92

Additional Balances during the related Collection Period	16,589,522.58
Cumulative Additional Balances since Cutoff	163,650,181.12

Additional Balance Advance Amount Paid by Servicer during the related Collection Period	0.00
Cumulative Additional Balance Advance Amount Paid by Servicer since Cutoff	0.00

Current Libor	5.320000%
Next Libor	5.350000%

*As of the 12/15/2006 distribution, the loan count methodology has been changed to include loans flagged as 'Closed' with a balance other than zero.

Reports Available at www.sf.citidirect.com	Page 13 of 13	© Copyright 2006 Citigroup